Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade And Other Receivables Tables
Disclosure of detailed information about trade and other receivables [text block]
(€ million)	December 31, 2017	December 31, 2016
Trade receivables	10,182	11,186
Financing receivables
- for operating purposes – short-term	84	86
- for operating purposes – current portion of long-term receivables	23	72
- for non-operating purposes	209	385
	316	543
Other receivables
- from disposals	597	171
- other	4,642	5,693
	5,239	5,864
	15,737	17,593

Disclosure of allowance for credit losses [text block]

Receivables are stated net of the valuation allowance for doubtful accounts of  €2,729 million (€2,371 million at December 31, 2016):

(€ million)	Trade receivables	Financing receivables	Other receivables	Total
Carrying amount at December 31, 2016	1,817	68	486	2,371
Additions	539	31	388	927
Deductions	(448)	(1)	(6)	(455)
Other changes	(60)	(8)	(77)	(114)
Carrying amount at December 31, 2017	1,848	90	791	2,729

Disclosure of detailed information about ageing of trade and other receivable [text block]

The aging of trade and other receivables is presented below:

	December 31, 2017		December 31, 2016
(€ million)	Trade receivables	Other receivables	Trade receivables	Other receivables
Neither impaired nor past due	8,800	4,604	9,243	4,869
Impaired (net of the valuation for doubtful accounts)	567	31	759	432
Not impaired and past due in the following periods:
- within 90 days	478	21	744	58
- 3 to 6 months	46	9	49	81
- 6 to 12 months	147	202	69	249
- over 12 months	144	372	322	175
	815	604	1,184	563
	10,182	5,239	11,186	5,864

Disclosure of detailed information about other receivables [text block]

Other receivables were as follows:

(€ million)	December 31, 2017	December 31, 2016
Receivables originated from divestments	597	171
Accounts receivable from
- joint venture partners in exploration and production	3,369	4,111
- prepayments for services	261	372
- insurance companies	157	147
- non-financial government entities	2	49
- factoring arrangements	28	81
- non-Italian oil entities for oil tax refunds	32	40
- other receivables	793	893
	4,642	5,693
	5,239	5,864